Contingent Payment Obligations (Details) - Schedule of Milestone Payments are to be Made upon Achievements of Certain Conditions	Jun. 30, 2023 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 222,564
From entering phase 1 to before first commercial sale	20,336,410
First commercial sale	14,282,051
Net sales amount more than certain threshold in a year	65,769,231
Subtotal	100,610,256
Diagnostics technology: up to the conditions and milestones of
Before FDA approval	203,756
Total	$ 100,814,012